FINANCIAL INCOME (EXPENSE), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
FINANCIAL INCOME (EXPENSE), NET [Abstract]
Interest income	$ 3		$ 16		$ 12
Interest expenses					(13)
Exchange rate loss and bank charges	(194)	[1]	(182)	[1]		[1]
Expenses in respect of convertible debentures, including interest		[2]	(745)	[2]	(2,189)	[2]
Financial income (expense), net	(191)		(911)		(2,190)
Income (expense) from forward transactions	$ 0		$ 0		$ 7

[1]	Includes income from forward transactions in the amount of $ 7, $ 0 and $ 0 for the years ended December 31, 2010, 2011 and 2012, respectively.
[2]	See also Note 2(j).